Major Non-Cash Transactions	12 Months Ended
Mar. 31, 2026
Major Non-Cash Transactions [Abstract]
MAJOR NON-CASH TRANSACTIONS

NOTE 22 — MAJOR NON-CASH TRANSACTIONS

During the year ended March 31, 2026, the Company had the following major non-cash transactions:

●	On February 26, 2026, K-Tech Solutions Company Limited (the “Company”) entered into a memorandum of understanding (the “Memorandum of Understanding”) with Boardware Intelligence Technology Limited, the shares of which are listed on the Hong Kong Stock Exchange Limited (stock code: 1204) (“Boardware”), to establish cooperation framework in the development of Boardware’s Brain Computing Interface projects, the Barco Ecosystem and Barco hardware wearables.

●	On February 26, 2026 , K-Mark Technology Ltd, a subsidiary of K-Tech Solutions Company Limited (the “Company”) incorporated in Hong Kong, entered into a strategic joint venture agreement and a supplemental joint venture agreement (together the “Joint Venture Agreements”), respectively, with Aurora AZ Energy Ltd. (“Aurora”), a company incorporated in Calgary, Canada, to form a joint venture to develop, own, finance, construct, operate and maintain crypto mining, artificial intelligence, and high-performance computing data centers. The joint venture will launch at Aurora’s flagship site in Alberta, where the partnership is structured across several phases that together establish a roadmap to deploy over 100MW and up to 500MW of IT capacity.

During the year ended March 31, 2025, the Company the following major non-cash transaction:

●	On March 31, 2025, the Company entered into a offsetting agreement with Kwok Yiu Fai and K-Mark Industrial Limited, pursuant to which the amount due from Kwok Yiu Fai of US$536,194 was offset against the amount due from K-Mark Industrial Limited of US$536,194; and